LOANS PAYABLE, CONVERTIBLE NOTE PAYABLE AND LINES OF CREDIT (Details Narrative) - USD ($)													3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 23, 2020	Aug. 21, 2020	Jun. 22, 2020	May 08, 2020	Apr. 18, 2020	Apr. 17, 2020	Jul. 29, 2019	Apr. 29, 2019	Dec. 31, 2018	Aug. 24, 2017	Aug. 02, 2017	Jul. 09, 2016	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Repayments of Lines of Credit																$ 224,346	$ 93,705	$ 93,705
Common stock, par value													$ 0.00001			$ 0.00001		$ 0.00001	$ 0.00001
Beneficial conversion feature																		$ 75,000
Amortization of discount																$ 54,792
Proceeds from Lines of Credit																221,346	60,000	63,000
Debt Instrument, Increase, Accrued Interest																5,079		23,934	$ 11,122
Unsecured Note Payable [Member]
Debt Instrument [Line Items]
Notes Payable									$ 200,000									9,787
Debt Instrument, Interest Rate, Stated Percentage									6.00%
Debt Instrument, Maturity Date									Jun. 15, 2021
Interest Expense, Debt													$ 186		$ 3,669	4,595	9,358
Debt Instrument, Increase, Accrued Interest																5,079		23,934
U.S. Small Business Administration's Payroll Protection Program One [Member]
Debt Instrument [Line Items]
Notes Payable						$ 530,000
Debt Instrument, Interest Rate, Stated Percentage						1.00%
Debt Instrument, Maturity Date						Apr. 17, 2022
Debt instrument face amount																		$ 530,000
Debt Instrument, Periodic Payment						$ 29,678
U.S. Small Business Administration's Payroll Protection Program Two [Member]
Debt Instrument [Line Items]
Notes Payable				$ 134,200
Debt Instrument, Interest Rate, Stated Percentage				1.00%
Debt Instrument, Maturity Date				May 08, 2022
Debt instrument face amount															$ 134,200		$ 134,200
Debt Instrument, Periodic Payment				$ 5,650
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Maturity Date	Dec. 31, 2021
Debt instrument face amount	$ 3,000,000
Debt effective interest rate	8.50%
Common stock, par value	$ 0.00001
Conversion price	$ 2.00
Market price																		$ 2.05
Conversion value																		$ 3,075,000
Beneficial conversion feature																		75,000
Amortization of discount																$ 56,501		$ 1,609
Amortization period																3 months		27 days
Interest Expense, Debt													46,000			$ 135,000		$ 4,000
Wintrust Bank [Member]
Debt Instrument [Line Items]
Notes Payable											$ 75,000
Debt Instrument, Interest Rate, Stated Percentage										1.99%								6.00%
Debt Instrument, Maturity Date										Aug. 24, 2021	Aug. 24, 2021
Wintrust Bank [Member] | Maximum [Member]
Debt Instrument [Line Items]
Notes Payable										$ 75,000
Prime Rate [Member] | Wintrust Bank [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										2.00%	1.75%
Floor Rate [Member] | Wintrust Bank [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										6.00%	6.00%
SunTrust Bank[Member]
Debt Instrument [Line Items]
Secured line of credit							$ 500,000
SunTrust Bank[Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Line of credit interest rate percentage							2.25%
Technologyville, Inc., [Member]
Debt Instrument [Line Items]
Secured line of credit																		$ 3,000
Debt Instrument, Interest Rate, Stated Percentage								5.77%
Debt Instrument, Maturity Date								May 12, 2025
Repayments of Lines of Credit														$ 224,346				63,000
Debt instrument face amount								$ 59,905					37,826			37,826		45,881
Debt Instrument, Periodic Payment																8,580		5,567
Debt Instrument, Periodic Payment, Principal																8,054		5,010
Debt Instrument, Periodic Payment, Interest																526		557
Proceeds from Lines of Credit														$ 221,346
Technologyville, Inc., [Member] | U.S. Small Business Administration's Payroll Protection Program [Member]
Debt Instrument [Line Items]
Notes Payable			$ 179,600
Debt Instrument, Interest Rate, Stated Percentage			1.00%
Debt Instrument, Maturity Date			Jun. 22, 2025
Debt instrument face amount													179,600			179,600		179,600
Debt Instrument, Periodic Payment			$ 3,819
Technologyville, Inc., [Member] | U.S. Small Business Administration's Payroll Protection Program One [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date						Jun. 22, 2025
Alpine Security LLC [Member]
Debt Instrument [Line Items]
Notes Payable					$ 137,000
Debt Instrument, Interest Rate, Stated Percentage					1.00%
Debt Instrument, Maturity Date					Apr. 08, 2022
Debt instrument face amount																		137,000
Debt Instrument, Periodic Payment					$ 7,672
Alpine Security LLC [Member] | Future Receipts Sale Agreement [Member]
Debt Instrument [Line Items]
Notes Payable		$ 70,000
Debt Instrument, Maturity Date		Mar. 12, 2021
Debt instrument face amount		$ 10,350																$ 19,840
Proceeds from notes payable		38,755
Payments to note payable		50,000
Alpine Security LLC [Member] | Future Receipts Sale Agreement [Member] | August Eighteen Two Thousand Twenty Through August Twenty One Two Thousand Twenty [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment		575
Alpine Security LLC [Member] | Future Receipts Sale Agreement [Member] | August Twenty Five Two Thousand Twenty Through March Ten Two Thousand Twenty One [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment		500
Alpine Security LLC [Member] | Future Receipts Sale Agreement [Member] | For March Twelve Two Thousand Twenty One [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment		$ 200
Alpine Security LLC [Member] | Paycheck Protection Program [Member] | Principal Forgiveness [Member]
Debt Instrument [Line Items]
Loans payable, outstanding													137,000			137,000
Cerberus Cyber Sentinel Corporation [Member] | U.S. Small Business Administration's Payroll Protection Program One [Member]
Debt Instrument [Line Items]
Notes Payable						$ 530,000
Debt Instrument, Interest Rate, Stated Percentage						1.00%
Debt Instrument, Maturity Date						Apr. 17, 2022
Loans payable, outstanding													530,000			530,000
Clear skies security llc. [Member] | U.S. Small Business Administration's Payroll Protection Program Two [Member]
Debt Instrument [Line Items]
Notes Payable				$ 134,200
Debt Instrument, Interest Rate, Stated Percentage				1.00%
Debt Instrument, Maturity Date				May 08, 2022
Loans payable, outstanding													134,200			134,200
Catapult Acquisition Corp [Member]
Debt Instrument [Line Items]
Notes Payable												$ 600,000
Debt Instrument, Interest Rate, Stated Percentage												5.00%
Debt Instrument, Maturity Date												Jul. 31, 2023
Debt instrument face amount												$ 150,000
Debt Instrument, Increase, Accrued Interest												$ 600,000
Loans payable, outstanding													$ 559,354			$ 559,354